Foreign exchange and derivative financial instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, beginning balance	$ (8,723)	$ (3,126)	$ (13,575)
Credit Support Payments/(Receipts), beginning balance	4,085	4,328	15,757
Net exposure, liabilities, beginning balance			2,182
Net exposure, assets, beginning balance	(4,638)	1,202
Gain/(Loss) on derivative financial instruments	41,841	(22,441)	10,967
Gain/(Loss) on derivative financial instruments through OCI	0	(110)	(4,387)
Gain/(Loss) on derivative financial instruments through finance costs	7	71	(186)
Settlement of derivative financial instruments	(5,079)	16,883	4,055
Credit support receipts on derivative financial instruments, net	(32,402)	(243)	(11,429)
Derivative financial liabilities, ending balance	28,046	(8,723)	(3,126)
Credit Support Payments/(Receipts), ending balance	(28,317)	4,085	4,328
Net exposure, liabilities, ending balance	(271)
Net exposure, assets, ending balance		(4,638)	1,202
Cross Currency Interest Rate Swaps Economic Hedge
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, beginning balance	(8,418)	(10,512)	(18,196)
Gain/(Loss) on derivative financial instruments	36,447	(13,766)	7,684
Gain/(Loss) on derivative financial instruments through OCI	0	0	0
Gain/(Loss) on derivative financial instruments through finance costs	0	0	0
Settlement of derivative financial instruments	0	15,860	0
Derivative financial liabilities, ending balance	28,029	(8,418)	(10,512)
Interest Rate Swaps
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, beginning balance			3,711
Derivative financial assets, beginning balance	709	2,072
Gain/(Loss) on derivative financial instruments	0	0	0
Gain/(Loss) on derivative financial instruments through OCI	0	0	0
Gain/(Loss) on derivative financial instruments through finance costs	7	71	(186)
Settlement of derivative financial instruments	(716)	(1,434)	(1,453)
Derivative financial assets, ending balance	0	709	2,072
Foreign Exchange Forwards Economic Hedge
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, beginning balance			3,840
Derivative financial assets, beginning balance	(1,014)	5,304
Gain/(Loss) on derivative financial instruments	5,394	(8,675)	3,283
Gain/(Loss) on derivative financial instruments through OCI	0	0	0
Gain/(Loss) on derivative financial instruments through finance costs	0	0	0
Settlement of derivative financial instruments	(4,363)	2,357	(1,819)
Derivative financial liabilities, ending balance	17
Derivative financial assets, ending balance		(1,014)	5,304
Natural Gas Futures Cash Flow Hedge
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, beginning balance		10	(2,930)
Derivative financial assets, beginning balance	0
Gain/(Loss) on derivative financial instruments	0	0	0
Gain/(Loss) on derivative financial instruments through OCI	0	(110)	(4,387)
Gain/(Loss) on derivative financial instruments through finance costs	0	0	0
Settlement of derivative financial instruments	0	100	7,327
Derivative financial liabilities, ending balance			$ 10
Derivative financial assets, ending balance	$ 0	$ 0